Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of information about structured entities [line items]
Assets	¥ 212,158,463	¥ 195,503,623
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [line items]
Income from sponsored unconsolidated structured entities	39,734	24,478
Assets transferred to sponsored unconsolidated structured entities	813,442	1,361,979
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [line items]
Assets	726,070	728,778
Notional amounts of liquidity and credit enhancement facilities	¥ 1,275,529	¥ 1,050,986